Segment and geographic information - Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total assets	$ 2,892,654	$ 3,019,238
Operating segments
Segment Reporting Information [Line Items]
Total assets	2,945,924	2,953,261
Operating segments | Brazil
Segment Reporting Information [Line Items]
Total assets	1,164,179	1,304,759
Operating segments | NOLAD
Segment Reporting Information [Line Items]
Total assets	959,403	900,429
Operating segments | SLAD
Segment Reporting Information [Line Items]
Total assets	822,342	748,073
Corporate and others
Segment Reporting Information [Line Items]
Total assets	40,366	171,255
Purchase price allocation
Segment Reporting Information [Line Items]
Total assets	$ (93,636)	$ (105,278)